Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Environmental contingencies USD ($)	Dec. 31, 2011 Contingencies related to former Nuclear Technology business USD ($) Site	Dec. 31, 2010 Contingencies related to former Nuclear Technology business USD ($)	Dec. 31, 2009 Contingencies related to former Nuclear Technology business USD ($)	Dec. 31, 2011 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2010 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2009 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2010 Asbestos obligations USD ($)	Jan. 31, 2007 Gas Insulated Switchgear business EUR (€)	Dec. 31, 2009 Power Transformers business USD ($)	Dec. 31, 2009 Power Transformers business EUR (€)	Dec. 31, 2011 Contingencies for regulatory, compliance and legal matters USD ($)	Dec. 31, 2010 Contingencies for regulatory, compliance and legal matters USD ($)
Contingencies - Environmental
Liabilities for environmental remediation, number of sites					2
Income related to environmental and asbestos obligations				$ (29)
Cash expenditures related to environmental and asbestos obligations	149	26	29		145	20	11	4	6	18	51
Estimated 2012 expenditures for environmental obligations	16
Provision for environmental obligations, total	92	246			24	181		68	65
Provision for environmental obligations, current portion	22	161
Provision for environmental obligations, noncurrent portion	70	85
Settlements by the Company with DoJ and SEC regarding their investigations into suspect payments		58
Payment to discharge remaining obligations to CE Asbestos PI Trust											25
Contingencies - Regulatory, Compliance and Legal
Fines assessed by the European Commission for which the Company has received immunity												215
Amount of fines paid, as assessed by the European Commission													49.00	33.75
Accrued loss contingency related to regulatory compliance and legal contingencies															$ 208	$ 220